UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                         September 30, 2009

Check here if Amendment [_];  Amendment Number
This amendment (check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Thomas H. Lee Partners, L.P.
Address:    100 Federal Street, 35th Floor
            Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles P. Holden
Title:      Managing Director and Chief Financial Officer
Phone:      (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 16th day of October, 2009.

Thomas H. Lee Partners, L.P.
----------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
----------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers         0

Form 13F Information Table Entry Total    4

Form 13F Information Table Value Total    $1,230,826,515

        Name:             13F File No.            Name:             13F File No.

1.______________________    ________     6.______________________    ________
2.______________________    ________     7.______________________    ________
3.______________________    ________     8.______________________    ________
4.______________________    ________     9.______________________    ________
5.______________________    ________    10.______________________    ________



     Item 1       Item 2   Item 3       Item 4        Item 5               Item 6                Item 7            Item 8
     ------       ------   ------       ------        ------               ------                ------            ------

                                                      Shares
                  Title                  Fair         of                                         Managers      Voting Authority
    Name of       of       CUSIP         Market       Principal                                  see           ----------------
    Issuer        Class    Number        Value        Amount         Investment Discretion       Instr. V          (Shares)
                                                                -------------------------------
                                                                (a) Sole  (b)Shared   (c)Shared          (a) Sole (b) Shared  (c) No
                                                                             as          Other
                                                                             Defined
                                                                             in
                                                                             Instr. V

Lender
Processing       Common 52602E102     16,384,358       429,247      429,247                                 429,247
Services, Inc.

Warner Music
Group            Common 934550104    307,220,890    55,555,315   55,555,315                              55,555,315

Fidelity
National         Common 31620M106     97,689,295     3,829,451    3,829,451                               3,829,451
Information
Systems, Inc.

Warner Chilcott  Common G9435N108     809,531,972   37,443,662   37,443,662                              37,443,662
Limited

COLUMN TOTALS                       1,230,826,515
